Rollforward Of Laboratory Services Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Goodwill arising from acquisition			$ 479
Impairment recognized			1,661
Ending Balance	53,619	31,087
Laboratory services
Goodwill [Line Items]
Beginning Balance	31,087	32,561	34,701
Goodwill arising from acquisition	22,609	24	(479)
Impairment recognized			(1,661)
Goodwill exchange difference	(77)
Goodwill divested on deconsolidation of WuXiPRA		(1,498)
Ending Balance	$ 53,619	$ 31,087	$ 32,561